Performance Management - Virtus Zevenbergen Technology Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The current subadviser commenced providing services for the fund in July 2022 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and two style-specific benchmarks that reflect the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance for Class R6 Shares is not shown here as Class R6 Shares had not begun operations prior to the date of this prospectus.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	35.47%	Worst Quarter:	2022, Q2:	-25.79%	Year to Date (3/31/2026):	-10.77%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns - Virtus Zevenbergen Technology Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Wilshire 5000 Total Market Index | Average Annual Return, Label [Optional Text]	Wilshire 5000 Total Market Index
Wilshire 5000 Total Market Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
S&P North American Technology Index | Average Annual Return, Label [Optional Text]	S&P North American Technology Index
S&P North American Technology Index | Average Annual Return, Percent		27.82%	18.02%	22.54%
Nasdaq Composite® Index | Average Annual Return, Label [Optional Text]	Nasdaq Composite® Index
Nasdaq Composite® Index | Average Annual Return, Percent		21.14%	13.35%	17.66%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		17.90%	11.20%	19.56%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		23.86%	11.64%	19.35%
Institutional Class Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class Shares | Average Annual Return, Percent		25.08%	12.77%	20.61%
Institutional Class Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class Shares | After Taxes on Distributions | Average Annual Return, Percent		24.35%	10.11%	17.09%
Institutional Class Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		15.36%	8.96%	15.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Wilshire 5000 Total Market Index (formerly known as the FT Wilshire 5000 Index) is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The Nasdaq Composite Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(10.77%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022